Income Taxes - Components of Recognized Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	€ 4,273	€ 3,566
Netting	(2,208)	(1,780)
Total deferred tax assets (net)	2,065	1,786
Total deferred tax liabilities (gross)	2,449	2,076
Netting	(2,208)	(1,780)
Total deferred tax liabilities (net)	241	296
Intangible assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	1,069	759
Total deferred tax liabilities (gross)	835	903
Property, plant and equipment
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	27	19
Total deferred tax liabilities (gross)	108	120
Leases
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	503	472
Total deferred tax liabilities (gross)	437	405
Other financial assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	23	14
Total deferred tax liabilities (gross)	170	169
Trade and other receivables
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	81	58
Total deferred tax liabilities (gross)	269	206
Pension provisions
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	203	196
Total deferred tax liabilities (gross)	35	29
Share-based payments
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	226	278
Other provisions and obligations
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	753	625
Total deferred tax liabilities (gross)	269	50
Contract liabilities/deferred income
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	994	781
Total deferred tax liabilities (gross)	5	7
Carryforwards of unused tax losses
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	150	148
Research and development and foreign tax credits
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	110	77
Other
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	134	139
Total deferred tax liabilities (gross)	€ 321	€ 187